SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Sales and marketing expenses and General and administrative expenses ,Income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Delivery expenses	¥ 819,549	$ 128,605	¥ 414,808	¥ 438,914
Interest expense or penalty accrued in relation to unrecognized tax benefit	0		0	0
Sales and marketing expenses
Advertising expenditure	243,671	38,237	354,469	586,774
Costs related to free vouchers	18,498	2,903	64,956	206,723
Commission fees	60,017	9,418	9,719	4,613
General and administrative expenses
Research and development costs	¥ 251,688	$ 39,494	¥ 265,537	¥ 219,048